Cash and cash equivalents Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 30.1	$ 25.4